Quarterly Holdings Report
for

Fidelity Advisor® Dividend Growth Fund

August 31, 2021

ADGF-QTLY-1021
1.805738.117

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.4%
Entertainment - 2.5%
Activision Blizzard, Inc.	106,900	$8,805
Electronic Arts, Inc.	40,500	5,881
The Walt Disney Co. (a)	91,000	16,498
		31,184
Interactive Media & Services - 2.8%
Alphabet, Inc. Class A (a)	5,500	15,917
Facebook, Inc. Class A (a)	42,000	15,934
Tencent Holdings Ltd.	15,500	957
Z Holdings Corp.	230,500	1,502
		34,310
Media - 2.1%
Comcast Corp. Class A	300,250	18,219
Interpublic Group of Companies, Inc.	196,400	7,312
		25,531

TOTAL COMMUNICATION SERVICES		91,025

CONSUMER DISCRETIONARY - 11.5%
Automobiles - 0.3%
General Motors Co. (a)	75,900	3,720
Hotels, Restaurants & Leisure - 2.9%
Aristocrat Leisure Ltd.	165,955	5,545
Churchill Downs, Inc.	43,300	9,115
Domino's Pizza, Inc.	10,600	5,479
Hilton Worldwide Holdings, Inc. (a)	31,900	3,983
Marriott International, Inc. Class A (a)	28,200	3,811
Restaurant Brands International, Inc. (b)	122,500	7,866
Starbucks Corp.	100	12
		35,811
Household Durables - 2.1%
Lennar Corp. Class A	98,800	10,602
Sony Group Corp.	67,000	6,927
Whirlpool Corp. (b)	38,600	8,551
		26,080
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	79,400	6,093
Prosus NV	22,000	1,947
		8,040
Multiline Retail - 1.7%
Dollar General Corp.	76,300	17,008
Target Corp.	14,100	3,482
		20,490
Specialty Retail - 2.0%
Camping World Holdings, Inc. (b)	262,600	10,488
Lowe's Companies, Inc.	54,200	11,051
Williams-Sonoma, Inc.	14,600	2,726
		24,265
Textiles, Apparel & Luxury Goods - 1.9%
adidas AG	20,900	7,414
PVH Corp. (a)	63,900	6,696
Tapestry, Inc.	221,700	8,939
		23,049

TOTAL CONSUMER DISCRETIONARY		141,455

CONSUMER STAPLES - 5.9%
Beverages - 2.8%
Diageo PLC	158,785	7,633
Keurig Dr. Pepper, Inc.	358,900	12,802
The Coca-Cola Co.	251,000	14,134
		34,569
Food & Staples Retailing - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	59,700	3,383
Household Products - 1.0%
Energizer Holdings, Inc.	89,600	3,525
Spectrum Brands Holdings, Inc.	119,985	9,366
		12,891
Tobacco - 1.8%
Altria Group, Inc.	196,673	9,879
Swedish Match Co. AB	1,330,100	12,281
		22,160

TOTAL CONSUMER STAPLES		73,003

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Cameco Corp.	149,300	2,765
Canadian Natural Resources Ltd.	155,300	5,139
Enterprise Products Partners LP	245,400	5,463
Exxon Mobil Corp.	201,022	10,960
Reliance Industries Ltd. sponsored GDR (c)	246,900	15,271
Tourmaline Oil Corp.	324,100	8,667
		48,265
FINANCIALS - 9.9%
Banks - 3.8%
Bank of America Corp.	422,703	17,648
Wells Fargo & Co.	632,590	28,909
		46,557
Capital Markets - 2.9%
Apollo Global Management LLC Class A	41,800	2,499
BlackRock, Inc. Class A	13,800	13,017
Brookfield Asset Management, Inc. Class A	84,800	4,711
Coinbase Global, Inc. (a)	8,000	2,072
Intercontinental Exchange, Inc.	117,200	14,009
		36,308
Consumer Finance - 1.1%
American Express Co.	12,000	1,992
Capital One Financial Corp.	7,900	1,311
Discover Financial Services	77,400	9,924
		13,227
Insurance - 2.1%
Arthur J. Gallagher & Co.	81,500	11,705
Brookfield Asset Management Reinsurance Partners Ltd.	491	30
The Travelers Companies, Inc.	84,500	13,495
		25,230

TOTAL FINANCIALS		121,322

HEALTH CARE - 13.1%
Biotechnology - 0.9%
AbbVie, Inc.	92,600	11,184
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp. (a)	100,700	4,547
Health Care Providers & Services - 4.0%
Cigna Corp.	59,400	12,572
CVS Health Corp.	67,100	5,797
Humana, Inc.	27,700	11,230
UnitedHealth Group, Inc.	46,597	19,397
		48,996
Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc.	26,300	14,595
Pharmaceuticals - 6.7%
AstraZeneca PLC (United Kingdom)	70,700	8,268
Bristol-Myers Squibb Co.	278,100	18,594
Eli Lilly & Co.	58,500	15,110
Merck KGaA	43,200	10,263
Pfizer, Inc.	180,600	8,320
Roche Holding AG (participation certificate)	28,400	11,404
UCB SA	89,400	10,227
		82,186

TOTAL HEALTH CARE		161,508

INDUSTRIALS - 10.3%
Aerospace & Defense - 1.7%
Airbus Group NV (a)	64,200	8,782
HEICO Corp. Class A	12,558	1,435
The Boeing Co. (a)	46,600	10,229
		20,446
Air Freight & Logistics - 0.6%
FedEx Corp.	10,700	2,843
United Parcel Service, Inc. Class B	24,400	4,773
		7,616
Airlines - 0.1%
Copa Holdings SA Class A (a)	21,800	1,640
Commercial Services & Supplies - 0.9%
GFL Environmental, Inc.	311,400	10,971
Electrical Equipment - 0.2%
AMETEK, Inc.	21,300	2,896
Industrial Conglomerates - 2.5%
General Electric Co.	213,387	22,493
Hitachi Ltd.	92,800	5,133
Roper Technologies, Inc.	5,800	2,803
		30,429
Machinery - 2.0%
Allison Transmission Holdings, Inc.	238,443	8,818
Cummins, Inc.	10,100	2,383
Fortive Corp.	49,000	3,620
PACCAR, Inc.	52,600	4,306
Toro Co.	55,600	6,113
		25,240
Professional Services - 1.0%
Equifax, Inc.	22,400	6,099
IHS Markit Ltd.	50,500	6,090
		12,189
Road & Rail - 1.3%
Canadian Pacific Railway Ltd.	84,000	5,778
TFI International, Inc. (Canada)	85,600	9,672
		15,450

TOTAL INDUSTRIALS		126,877

INFORMATION TECHNOLOGY - 27.0%
Electronic Equipment & Components - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	665,000	2,669
IT Services - 5.4%
DXC Technology Co. (a)	180,400	6,624
Fidelity National Information Services, Inc.	67,600	8,637
Genpact Ltd.	259,600	13,468
Global Payments, Inc.	20,800	3,383
MasterCard, Inc. Class A	19,200	6,648
Visa, Inc. Class A	120,500	27,607
		66,367
Semiconductors & Semiconductor Equipment - 6.8%
Broadcom, Inc.	32,800	16,308
Intel Corp.	13,700	741
KLA Corp.	21,000	7,139
Lam Research Corp.	13,600	8,226
Marvell Technology, Inc.	202,800	12,409
Microchip Technology, Inc.	8,200	1,290
NVIDIA Corp.	98,700	22,094
NXP Semiconductors NV	25,900	5,572
Qualcomm, Inc.	11,300	1,658
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	37,600	4,475
Universal Display Corp.	19,600	4,088
		84,000
Software - 11.0%
Intuit, Inc.	29,600	16,757
Microsoft Corp.	348,400	105,177
SAP SE	34,000	5,107
SS&C Technologies Holdings, Inc.	111,900	8,466
		135,507
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	206,696	31,383
Samsung Electronics Co. Ltd.	184,370	12,202
		43,585

TOTAL INFORMATION TECHNOLOGY		332,128

MATERIALS - 2.7%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	500	135
LG Chemical Ltd.	4,290	2,806
Valvoline, Inc.	178,200	5,375
		8,316
Metals & Mining - 2.0%
Barrick Gold Corp.	101,900	2,045
First Quantum Minerals Ltd.	101,800	2,120
Freeport-McMoRan, Inc.	192,100	6,991
Glencore Xstrata PLC	1,059,400	4,775
Newmont Corp.	90,900	5,271
Vale SA sponsored ADR	198,400	3,783
		24,985

TOTAL MATERIALS		33,301

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.5%
American Tower Corp.	33,700	9,846
CoreSite Realty Corp.	31,200	4,629
Digital Realty Trust, Inc.	36,600	5,999
Four Corners Property Trust, Inc.	153,900	4,403
Public Storage	1,900	615
Simon Property Group, Inc.	84,200	11,321
The Macerich Co.	363,500	6,209
		43,022
UTILITIES - 4.5%
Electric Utilities - 2.4%
Duke Energy Corp.	45,700	4,783
Edison International	140,900	8,150
Exelon Corp.	180,700	8,858
Southern Co.	126,600	8,321
		30,112
Independent Power and Renewable Electricity Producers - 1.3%
NextEra Energy Partners LP	53,800	4,300
The AES Corp.	351,900	8,400
Vistra Corp.	140,200	2,676
		15,376
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	377,200	9,464

TOTAL UTILITIES		54,952

TOTAL COMMON STOCKS
(Cost $919,189)		1,226,858

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.06% (d)	888,080	888
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	21,923,455	21,926
TOTAL MONEY MARKET FUNDS
(Cost $22,814)		22,814
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $942,003)		1,249,672
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(18,741)
NET ASSETS - 100%		$1,230,931

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,271,000 or 1.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,130	$138,199	$139,441	$1	$--	$--	$888	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	4,806	219,354	202,234	12	--	--	21,926	0.1%
Total	$6,936	$357,553	$341,675	$13	$--	$--	$22,814

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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